RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	2 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Aug. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Management Fee Payable	$ 280,000	$ 280,000		$ 0
Proceeds from Related Party Debt		2,500
Non Public Offering [Member]
Related Party Transaction [Line Items]
Maximum Number of Shares to be Issued			10,000,000
Stock Issued During Period, Shares, New Issues	1,300,000
Proceeds from Issuance or Sale of Equity	$ 130,000
Creative Medical Health [Member]
Related Party Transaction [Line Items]
Management Fee Payable	$ 280,000	280,000
Reimbursement of Management Fees		$ 35,000
Maximum Number of Shares to be Issued	1,000,000	1,000,000
Line of Credit Facility, Interest Rate During Period		8.00%
Interest Payable, Current	$ 3,757	$ 3,757
Proceeds from Related Party Debt		$ 2,000
Stock Issued During Period, Shares, New Issues		30,000
Number Of Warrants Issued		$ 30,000
Professional Fees		315,000
Creative Medical Health [Member] | Non Public Offering [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance or Sale of Equity		30,000
Creative Medical Health [Member] | February Note [Member]
Related Party Transaction [Line Items]
Proceeds from Lines of Credit		$ 50,000
Line of Credit Facility, Initiation Date		Feb. 02, 2016
Line of Credit Facility, Maximum Borrowing Capacity	50,000	$ 50,000
Line of Credit Facility, Expiration Date		Apr. 30, 2017
Creative Medical Health [Member] | May Note One [Member]
Related Party Transaction [Line Items]
Proceeds from Lines of Credit		$ 50,000
Line of Credit Facility, Initiation Date		May 01, 2016
Line of Credit Facility, Maximum Borrowing Capacity	50,000	$ 50,000
Line of Credit Facility, Expiration Date		Jul. 31, 2017
Creative Medical Health [Member] | May Note Two [Member]
Related Party Transaction [Line Items]
Proceeds from Lines of Credit		$ 25,000
Line of Credit Facility, Initiation Date		May 18, 2016
Line of Credit Facility, Maximum Borrowing Capacity	$ 25,000	$ 25,000
Line of Credit Facility, Expiration Date		May 18, 2018
Officer [Member]
Related Party Transaction [Line Items]
Payments for Other Fees		$ 3,000